Contract liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Contract with Customer, Liability [Abstract]
Contract with Customer, Contract Asset, Contract Liability, and Receivable
Contract liabilities consisted of the following:

	As of December 31,
	2022	2023
	RMB	RMB
Current liabilities – third parties	4,706	621
Current liabilities – related parties	316,667	207,017
Non-current liabilities – third parties	70	2
Non-current liabilities – related parties	282,080	133,993
Contract liabilities, current and non-current	603,523	341,633

Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction
As of December 31, 2023, revenue expected to be recognized in the future related to the unsatisfied performance obligations is as follows:

Year ending December 31,	Amount
2024	207,638
2025	96,651
2026	36,835
2027	322
2028	187